Goodwill And Intangible Assets - Goodwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash-generating units
Projected cash flows period for impairment analysis	3 years
Projected cash flows additional period for impairment analysis	7 years
Network Infrastructure
Cash-generating units
Goodwill	€ 2,812	€ 2,690
Terminal growth rate	1.60%	1.40%
Post-tax discount rate	9.00%	7.70%
Mobile Networks
Cash-generating units
Goodwill	€ 2,284	€ 2,191
Terminal growth rate	1.30%	1.20%
Post-tax discount rate	7.70%	7.70%
Cloud and Network Services
Cash-generating units
Goodwill	€ 571	€ 550
Terminal growth rate	1.80%	1.60%
Post-tax discount rate	7.00%	6.90%